Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
*	Fidelity Management Trust Company	Interest Bearing Cash, Participant directed	**	$988
*	Fidelity Management Trust Company	Interest Bearing Cash, Non-Participant directed	$1,998	1,998
	SSBK Govt Stif Fund	Interest Bearing Cash Equivalents	**	1,577
	Subtotal – Cash and Cash Equivalents			4,563
*	Eastman Chemical Company	Common Stock, Participant directed	**	115,785
*	Eastman Chemical Company	Common Stock, Non-Participant directed	$122,913	100,763
	Subtotal – Common Stock – Eastman Chemical Co			216,548
	3M Co	Common Stock	**	1,613
	Abbott Laboratories	Common Stock	**	1,226
	Abbvie Inc	Common Stock	**	1,640
	Accenture Plc Cl A	Common Stock	**	262
	Air Products & Chemicals Inc	Common Stock	**	2,130
	Alphabet Inc Cl C	Common Stock	**	3,447
	American Express Co	Common Stock	**	2,281
	American Tower Corp	Common Stock	**	623
	Analog Devices Inc	Common Stock	**	2,048
	Ares Management Corp Cl A	Common Stock	**	1,076
	Arthur J Gallaghar And Co	Common Stock	**	1,314
	Avalonbay Communities Inc Reit	Common Stock	**	492
	Bank Of America Corporation	Common Stock	**	3,563
	Bank Of New York Mellon Corp	Common Stock	**	2,170
	Becton Dickinson & Co	Common Stock	**	671
	Blackrock Inc	Common Stock	**	870
	Blackstone Inc	Common Stock	**	1,180
	Bristol-Myers Squibb Co	Common Stock	**	931
	Capital One Financial Corp	Common Stock	**	2,395
	Carrier Global Corp	Common Stock	**	930
	Cencora Inc	Common Stock	**	805
	Chevron Corp	Common Stock	**	2,338
	Chubb Ltd	Common Stock	**	731
	Cigna Group (The)	Common Stock	**	1,275
	Citigroup Inc	Common Stock	**	1,843
	Cme Group Inc Cl A	Common Stock	**	1,235
	Cms Energy Corp	Common Stock	**	860
	Coca Cola Co	Common Stock	**	1,303
	Comcast Corp Cl A	Common Stock	**	1,019
	Conocophillips	Common Stock	**	2,557
	Corning Inc	Common Stock	**	1,460
	Cvs Health Corp	Common Stock	**	1,510
	Danaher Corp	Common Stock	**	1,304
	Deere & Co	Common Stock	**	2,089
	Digital Realty Trust Inc	Common Stock	**	591
	Disney (Walt) Co	Common Stock	**	742
	Dominion Energy Inc	Common Stock	**	1,641
	Dover Corp	Common Stock	**	1,917
	Eaton Corp Plc	Common Stock	**	2,372

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
	Eli Lilly & Co	Common Stock	**	602
	Eog Resources Inc	Common Stock	**	1,555
	Fidelity Natl Inform Svcs Inc	Common Stock	**	1,221
	General Dynamics Corporation	Common Stock	**	2,351
	Goldman Sachs Group Inc	Common Stock	**	1,843
	Hewlett Packard Enterprise Co	Common Stock	**	1,745
	Home Depot Inc	Common Stock	**	1,670
	Intl Bus Mach Corp	Common Stock	**	614
	Johnson & Johnson	Common Stock	**	2,617
	Lam Research Corp	Common Stock	**	628
	Lowes Cos Inc	Common Stock	**	2,196
	Mcdonalds Corp	Common Stock	**	2,079
	Medtronic Plc	Common Stock	**	1,057
	Merck & Co Inc New	Common Stock	**	1,550
	Microsoft Corp	Common Stock	**	2,473
	Mondelez Intl Inc	Common Stock	**	1,031
	Morgan Stanley	Common Stock	**	2,153
	Nextera Energy	Common Stock	**	1,451
	Nike Inc Cl B	Common Stock	**	909
	Norfolk Southern Corp	Common Stock	**	830
	Nxp Semiconductors Nv	Common Stock	**	1,297
	Packaging Corp Of America	Common Stock	**	721
	Pepsico Inc	Common Stock	**	851
	Philip Morris Intl Inc	Common Stock	**	2,899
	Procter & Gamble Co	Common Stock	**	1,509
	Progressive Corp Ohio	Common Stock	**	1,280
	Prologis Inc Reit	Common Stock	**	1,019
	Public Svc Enterprise Grp Inc	Common Stock	**	380
	Quest Diagnostics Inc	Common Stock	**	624
	Republic Services Inc	Common Stock	**	637
	Rtx Corp	Common Stock	**	2,186
	Schwab Charles Corp	Common Stock	**	2,383
	Seagate Technology Holdings Plc	Common Stock	**	1,165
	Texas Instruments Inc	Common Stock	**	1,665
	Tjx Companies Inc New	Common Stock	**	1,595
	Travelers Companies Inc	Common Stock	**	919
	Union Pacific Corp	Common Stock	**	2,432
	Unitedhealth Group Inc	Common Stock	**	1,346
	Ventas Inc Reit	Common Stock	**	1,176
	Verizon Communications Inc	Common Stock	**	859
	Walmart Inc	Common Stock	**	1,768
	Wells Fargo & Co	Common Stock	**	4,547
	Xcel Energy Inc	Common Stock	**	1,367
	Yum Brands Inc	Common Stock	**	787
	Subtotal – Common Stock – Other			124,441
	Dodge & Cox Stock Fund	Registered Investment Company	**	127,171

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value			(d) Cost	(e) Current Value
*	Fid Govt Mmkt	Registered Investment Company			**	23
*	Fid Us Bond Idx	Registered Investment Company			**	32,230
*	Fid 500 Index	Registered Investment Company			**	16,276
*	Fidelity Ext Mkt Idx	Registered Investment Company			**	2,843
	Subtotal – Mutual Funds					178,543
	Arrowst Acwi Ex-Us A	Collective Investment Trust			**	98,365
	Btc Str Comp Nl M	Collective Investment Trust			**	1,689
*	Fid Blue Chip GR Pool	Collective Investment Trust			**	167,378
	Hotchkis & Wiley Small Cap Diversified V Class F	Collective Investment Trust			**	40,884
	Loomis Sayles & Co SMC Gwth C	Collective Investment Trust			**	59,422
	Pru Core Pl Bd Cl 5	Collective Investment Trust			**	59,952
	SP 500 Index Pl Cl D	Collective Investment Trust			**	468,361
	SP Glb Exus Idx Cl D	Collective Investment Trust			**	37,873
	SP Ext Mkt Idx Cl D	Collective Investment Trust			**	74,485
	Vanguard Target Inc	Collective Investment Trust			**	40,429
	Vanguard Target 2020	Collective Investment Trust			**	37,707
	Vanguard Target 2025	Collective Investment Trust			**	98,827
	Vanguard Target 2030	Collective Investment Trust			**	254,309
	Vanguard Target 2035	Collective Investment Trust			**	215,640
	Vanguard Target 2040	Collective Investment Trust			**	184,429
	Vanguard Target 2045	Collective Investment Trust			**	156,011
	Vanguard Target 2050	Collective Investment Trust			**	196,819
	Vanguard Target 2055	Collective Investment Trust			**	127,880
	Vanguard Target 2060	Collective Investment Trust			**	92,277
	Vanguard Target 2065	Collective Investment Trust			**	26,623
	Vanguard Target 2070	Collective Investment Trust			**	6,590
	Subtotal – Collective Investment Trusts					2,445,950
	Cash	Cash			**	1,381
	Aercap Ireland Capital Dac / Aercap Global Aviatio	Corporate Bond	6.45%	4/15/2027	**	1,540
	Air Lease Corp	Corporate Bond	2.20%	1/15/2027	**	717
	Alimentation Couche-Tard Inc	Corporate Bond	4.15%	9/29/2028	**	775
	Ally Auto Receivables Trust 2024-1	Mortgage Backed Security	5.08%	12/15/2028	**	183
	American Express Co	Corporate Bond	5.08%	1/30/2031	**	321
	American Express Cr Acc Mst Tr	Mortgage Backed Security	5.23%	4/15/2029	**	1,328
	American General Life	Synthetic GIC	2.54%		**	1,224
	Amgen Inc	Corporate Bond	5.15%	3/2/2028	**	378
	Ares Strategic Income Fund	Corporate Bond	4.85%	1/15/2029	**	763
	AT&T Inc	Corporate Bond	1.65%	2/1/2028	**	1,653
	AT&T Inc	Corporate Bond	4.70%	8/15/2030	**	557
	Athene Global Funding	Corporate Bond	4.72%	10/8/2029	**	1,011
	Athene Global Funding	Corporate Bond	5.38%	1/7/2030	**	1,426
	Avolon Holdings Funding Ltd	Corporate Bond	5.38%	5/30/2030	**	186
	Ba Cr Card Tr	Mortgage Backed Security	4.31%	5/15/2030	**	1,623
	Bae Systems Plc	Corporate Bond	5.13%	3/26/2029	**	438
	Banco Santander Sa	Corporate Bond	1.72%	9/14/2027	**	988

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value			(d) Cost	(e) Current Value
	Bank Of America Corporation	Corporate Bond	2.55%	2/4/2028	**	1,889
	Bank Of America Corporation	Corporate Bond	4.95%	7/22/2028	**	2,487
	Bank Of New York Mellon	Corporate Bond	4.73%	4/20/2029	**	429
	Banque Fed Cred Mutuel Paris	Corporate Bond	5.19%	2/16/2028	**	1,042
	Barclays Plc	Corporate Bond	2.28%	11/24/2027	**	1,904
	Barclays Plc	Corporate Bond	5.37%	2/25/2031	**	1,286
	Benchmark Mortgage Trust 2018-B7	Mortgage Backed Security	4.38%	5/15/2053	**	713
	Benchmark Mtg Tr 2018-B8 A2	Mortgage Backed Security	4.15%	1/15/2052	**	109
	Bmw Vehicle Lease Trust 2025-1	Mortgage Backed Security	4.43%	6/26/2028	**	868
	Boeing Co	Corporate Bond	6.26%	5/1/2027	**	117
	Bofa Auto Tr 2024-1A A3	Mortgage Backed Security	5.35%	11/15/2028	**	76
	Bpce Sa	Corporate Bond	2.04%	10/19/2027	**	1,312
	Broadcom Inc	Corporate Bond	4.15%	2/15/2028	**	1,105
	Broadcom Inc	Corporate Bond	5.05%	7/12/2029	**	983
	Bx 2021-Bxmf Tsfr1M	Mortgage Backed Security	4.50%	10/15/2026	**	571
	Bx Coml Mtg Tr 2024-Gpa3 A Tsfr1M	Mortgage Backed Security	5.04%	12/15/2039	**	104
	Bx Commercial Mortgage Trust 2021-Pac Tsfr1M	Mortgage Backed Security	4.55%	10/15/2036	**	874
	Bx Commercial Mortgage Trust 22-Lp2 A Tsfr1M	Mortgage Backed Security	4.76%	2/15/2039	**	172
	Bx Tr 2021-Acnt Tsfr1M	Mortgage Backed Security	4.71%	11/15/2038	**	273
	Canadian Imperial Bk Of Comm	Corporate Bond	5.24%	6/28/2027	**	1,019
	Canadian Natl Resources Ltd	Corporate Bond	5.00%	12/15/2029	**	382
	Capital One Prime Auto Receivables Trust 2023-2	Mortgage Backed Security	5.82%	6/15/2028	**	915
	Carmax Auto Owner Tr 2023-4	Mortgage Backed Security	6.00%	7/17/2028	**	192
	Carmax Auto Owner Tr 2024-2	Mortgage Backed Security	5.50%	1/16/2029	**	179
	Carvana Auto Receivables Tr 2025-P3 A3	Mortgage Backed Security	4.04%	11/11/2030	**	900
	Carvana Auto Receivables Trust 2025-P2	Mortgage Backed Security	4.55%	8/12/2030	**	617
	Cent Trust 2025-City A Var 07/10/2040 144A	Mortgage Backed Security	4.92%	7/10/2040	**	240
	Chase Auto Owner Trust 2024-1	Mortgage Backed Security	5.13%	5/25/2029	**	194
	Chase Auto Owner Trust	Mortgage Backed Security	5.22%	7/25/2029	**	900
	Chase Issuance Tr	Mortgage Backed Security	4.16%	7/15/2030	**	1,017
	Chase Issuance Tr	Mortgage Backed Security	5.08%	9/15/2030	**	1,800
	Chevron Phil Chem Llc /Chev Lp	Corporate Bond	4.75%	5/15/2030	**	189
	Citibank	Synthetic GIC	2.55%		**	595
	Citibank Cr Card Issuance Tr	Mortgage Backed Security	4.30%	6/21/2030	**	1,965
	Citizens Auto Receivables Trust 2024-1	Mortgage Backed Security	5.11%	4/17/2028	**	448
	Citizens Auto Receivables Trust 2024-2	Mortgage Backed Security	5.33%	8/15/2028	**	240
	Cooperatieve Rabobank Ua	Corporate Bond	1.98%	12/15/2027	**	1,874
	Corebridge Financial Inc	Corporate Bond	3.65%	4/5/2027	**	294
	Corebridge Gbl Funding	Corporate Bond	4.65%	8/20/2027	**	446
	Corebridge Gbl Funding	Corporate Bond	4.85%	6/6/2030	**	1,250
	Daimler Trucks Finance North America Llc	Corporate Bond	4.95%	1/13/2028	**	429
	Daimler Trucks Finance North America Llc	Corporate Bond	5.13%	9/25/2027	**	416
	Daimler Trucks Retail Trust 2024-1	Mortgage Backed Security	5.49%	12/15/2027	**	612
	Dell Equip Fin Tr 2023-2	Mortgage Backed Security	5.65%	1/22/2029	**	108

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value			(d) Cost	(e) Current Value
	Dell Equipment Finance Trust 2023-3 A3	Mortgage Backed Security	5.93%	4/23/2029	**	289
	Dell Intl/Emc Corp	Corporate Bond	5.00%	4/1/2030	**	500
	Deutsche Bank Ag New York Bnch	Corporate Bond	2.31%	11/16/2027	**	1,372
	Deutsche Bank Ag New York Bnch	Corporate Bond	4.95%	8/4/2031	**	1,030
	Dllaa 2023-1A	Mortgage Backed Security	5.64%	2/22/2028	**	94
	Dllad 2024-1 Llc	Mortgage Backed Security	5.30%	7/20/2029	**	77
	Dllmt 2024-1 Llc	Mortgage Backed Security	4.84%	8/21/2028	**	451
	Dnb Bank Asa	Corporate Bond	1.60%	3/30/2028	**	1,796
	Dnb Bank Asa	Corporate Bond	4.38%	11/4/2031	**	1,123
	Dte Energy Co	Corporate Bond	4.95%	7/1/2027	**	411
	Dte Energy Co	Corporate Bond	5.20%	4/1/2030	**	766
	Duke Energy Corp New	Corporate Bond	4.30%	3/15/2028	**	1,083
	Elp Coml Mtg Tr 2025-Elp	Mortgage Backed Security	4.76%	11/13/2042	**	163
	Enbridge Inc	Corporate Bond	4.60%	6/20/2028	**	151
	Enbridge Inc	Corporate Bond	5.25%	4/5/2027	**	667
	Enbridge Inc	Corporate Bond	5.30%	4/5/2029	**	567
	Enel Finance Intl Nv	Corporate Bond	4.13%	9/30/2028	**	304
	Equinor Asa	Corporate Bond	1.75%	1/22/2026	**	282
	Equitable America Global Funding	Corporate Bond	4.65%	6/9/2028	**	482
	Equitable America Global Funding	Corporate Bond	4.95%	6/9/2030	**	657
	Equitable Financial Life Global Funding	Corporate Bond	4.60%	4/1/2027	**	829
	Equitable Financial Life Global Funding	Corporate Bond	5.00%	3/27/2030	**	617
	Exelon Corp	Corporate Bond	2.75%	3/15/2027	**	146
	Exelon Corp	Corporate Bond	5.15%	3/15/2029	**	309
	Federal Home Ln Mtg Mlt Ctf Gt	Mortgage Backed Security	4.00%	7/15/2047	**	289
	Federal Home Ln Mtg Mlt Ctf Gt 4847 Ca	Mortgage Backed Security	3.50%	11/15/2045	**	118
	Federal Home Ln Mtg Mlt Ctf Gt K545 A2	Mortgage Backed Security	4.29%	7/25/2030	**	892
	Federal Home Ln Mtg Mlt Ctf Gt Var	Mortgage Backed Security	4.27%	7/25/2030	**	1,184
	Federal Home Ln Mtge Corp 4765 Qa	Mortgage Backed Security	3.00%	2/15/2046	**	560
	Federal Nat Mtg Asn Gtd Rem 2011-26 Pa	Mortgage Backed Security	4.50%	4/25/2041	**	155
	Federal Nat Mtg Asn Gtd Rem 2017-97 P	Mortgage Backed Security	3.00%	1/25/2047	**	531
	Federal Nat Mtg Asn Gtd Rem Pa	Mortgage Backed Security	1.85%	5/25/2033	**	285
	Federal Nat Mtg Asn Gtd Rem Pa 2017-11 Ha	Mortgage Backed Security	3.50%	12/25/2045	**	460
	Federal Nat Mtg Asn Gtd Rem Pa 2018-3 Lp	Mortgage Backed Security	3.00%	2/25/2047	**	817
	Federal Nat Mtg Asn Gtd Rem Pa	Mortgage Backed Security	3.00%	3/25/2048	**	1,021
	Federal Nat Mtg Asn Gtd Rem Pa	Mortgage Backed Security	3.00%	4/25/2044	**	111
	Federal Nat Mtg Asn Gtd Rem Pa	Mortgage Backed Security	3.50%	2/25/2046	**	131
	Federal Natl Mtg As Gtd Re Ptt 2016-105 Pa	Mortgage Backed Security	3.50%	4/25/2045	**	207
	Federal Natl Mtg As Gtd Re Ptt 2018-11 La	Mortgage Backed Security	3.50%	7/25/2045	**	281
	FHLG 15YR	Mortgage Backed Security	2.50%	1/1/2028	**	45
	FHLG 15YR	Mortgage Backed Security	2.50%	12/1/2031	**	518
	FHLG 15YR	Mortgage Backed Security	3.00%	3/1/2033	**	1,012
	FHLG 15YR	Mortgage Backed Security	3.00%	5/1/2033	**	345
	FHLG 20YR	Mortgage Backed Security	3.00%	11/1/2033	**	379
	FHLG 20YR	Mortgage Backed Security	3.50%	6/1/2032	**	236
	FHLG 20YR	Mortgage Backed Security	3.50%	7/1/2032	**	158

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value			(d) Cost	(e) Current Value
	FHLG 25YR	Mortgage Backed Security	5.50%	7/1/2035	**	14
	FHLG	Mortgage Backed Security	5.50%	3/1/2034	**	23
	FHLG	Mortgage Backed Security	5.50%	5/1/2034	**	161
	FHLG	Mortgage Backed Security	5.00%	12/15/2037	**	21
*	Fidelity Short Term Cash Fund	Cash	3.75%		**	4,724
	FNMA	Mortgage Backed Security	6.50%	7/1/2032	**	2
	FNMA	Mortgage Backed Security	6.50%	7/1/2035	**	3
	FNMA	Mortgage Backed Security	6.50%	12/1/2032	**	2
	FNMA 15YR	Mortgage Backed Security	2.00%	2/1/2028	**	70
	FNMA 15YR	Mortgage Backed Security	2.50%	1/1/2028	**	62
	FNMA 15YR	Mortgage Backed Security	2.50%	1/1/2029	**	155
	FNMA 15YR	Mortgage Backed Security	2.50%	10/1/2031	**	218
	FNMA 15YR	Mortgage Backed Security	3.00%	2/1/2033	**	1,276
	FNMA 15YR	Mortgage Backed Security	3.00%	12/1/2032	**	1,185
	FNMA 15YR	Mortgage Backed Security	3.50%	2/1/2033	**	158
	FNMA 15YR	Mortgage Backed Security	3.50%	9/1/2029	**	81
	FNMA 15YR	Mortgage Backed Security	3.50%	11/1/2030	**	78
	FNMA 15YR	Mortgage Backed Security	3.50%	12/1/2028	**	2
	FNMA 15YR	Mortgage Backed Security	4.00%	2/1/2034	**	550
	FNMA 15YR	Mortgage Backed Security	4.00%	3/1/2034	**	1,241
	FNMA 20YR	Mortgage Backed Security	2.50%	1/1/2033	**	92
	FNMA 20YR	Mortgage Backed Security	2.50%	1/1/2033	**	125
	FNMA 20YR	Mortgage Backed Security	2.50%	1/1/2033	**	71
	FNMA 20YR	Mortgage Backed Security	2.50%	1/1/2033	**	76
	FNMA 20YR	Mortgage Backed Security	3.00%	11/1/2032	**	872
	FNMA 20YR	Mortgage Backed Security	4.50%	3/1/2039	**	75
	FNMA 20YR	Mortgage Backed Security	4.50%	6/1/2039	**	38
	FNMA 20YR	Mortgage Backed Security	4.50%	8/1/2039	**	102
	FNMA	Mortgage Backed Security	5.50%	11/1/2034	**	117
	FNMA	Mortgage Backed Security	6.50%	12/1/2035	**	21
	FNMA	Mortgage Backed Security	6.50%	7/1/2032	**	6
	FNMA	Mortgage Backed Security	6.50%	8/1/2036	**	4
	FNMA	Mortgage Backed Security	6.50%	8/1/2036	**	19
	FNMA	Mortgage Backed Security	6.50%	8/1/2036	**	15
	FNMA	Mortgage Backed Security	3.50%	10/25/2044	**	273
	Fnr 2013-16 Gp	Mortgage Backed Security	3.00%	3/25/2033	**	29
	Fnr 2015-42 Le	Mortgage Backed Security	3.00%	6/25/2045	**	268
	Fnr 2016-19 Ah	Mortgage Backed Security	3.00%	4/25/2046	**	217
	Fnr 2017-20 Ap	Mortgage Backed Security	3.50%	3/25/2045	**	552
	Ford Cr Floorpln Mast Own Tr A	Mortgage Backed Security	5.29%	4/15/2029	**	1,188
	Fordf 2025-1 A1	Mortgage Backed Security	4.63%	4/15/2030	**	678
	Freddie Mac Remics 2018-4766 Ma	Mortgage Backed Security	3.50%	2/15/2046	**	496
	Freddie Mac Remics	Mortgage Backed Security	3.00%	10/25/2048	**	508
	Ga Global Funding Trust	Corporate Bond	5.40%	1/13/2030	**	840
	Gallagher (Arthur J.) & Co	Corporate Bond	4.60%	12/15/2027	**	779
	General Mtrs Finl Co Inc	Corporate Bond	2.35%	2/26/2027	**	790

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value			(d) Cost	(e) Current Value
	General Mtrs Finl Co Inc	Corporate Bond	4.20%	10/27/2028	**	420
	Georgia Power Co	Corporate Bond	4.65%	5/16/2028	**	858
	Glencore Fdg Llc	Corporate Bond	4.91%	4/1/2028	**	311
	Gmf Floorplan Owner Revolving Tr	Mortgage Backed Security	5.13%	3/15/2029	**	244
	Goldman Sachs Group Inc (The)	Corporate Bond	2.64%	2/24/2028	**	1,551
	Goldman Sachs Group Inc (The)	Corporate Bond	4.48%	8/23/2028	**	1,432
	Goldman Sachs Group Inc (The)	Corporate Bond	4.94%	4/23/2028	**	1,327
	Guardian Life Global Funding	Corporate Bond	1.40%	7/6/2027	**	1,845
	Healthcare Realty Holdings Lp	Corporate Bond	3.50%	8/1/2026	**	168
	Hewlett Packard Enterprise Co	Corporate Bond	4.40%	9/25/2027	**	599
	Hps Corporate Lending Fund	Corporate Bond	4.90%	9/11/2028	**	351
	Hps Corporate Lending Fund	Corporate Bond	5.30%	6/5/2027	**	524
	Hsbc Holdings Plc	Corporate Bond	4.90%	3/3/2029	**	1,001
	Hsbc Holdings Plc	Corporate Bond	5.21%	8/11/2028	**	1,066
	Hsbc Holdings Plc	Corporate Bond	5.60%	5/17/2028	**	1,538
	Huntington Auto Tr 2024-1	Mortgage Backed Security	5.23%	1/16/2029	**	1,337
	Huntington Bancshares Inc/Oh	Corporate Bond	4.44%	8/4/2028	**	845
	Hyundai Auto Receivables Trust 2023-B	Mortgage Backed Security	5.48%	4/17/2028	**	132
	Hyundai Auto Receivables Trust 25-B	Mortgage Backed Security	4.36%	12/17/2029	**	1,173
	Hyundai Cap Amer	Corporate Bond	4.30%	9/24/2027	**	1,319
	Imperial Brands Finance Plc	Corporate Bond	4.50%	6/30/2028	**	388
	Ing Groep Nv	Corporate Bond	5.34%	3/19/2030	**	828
	Ingersoll Rand Inc	Corporate Bond	5.18%	6/15/2029	**	1,554
	Ingersoll Rand Inc	Corporate Bond	5.20%	6/15/2027	**	1,527
	Int Commercial Mortgage Trust 2025-Plaza Var	Mortgage Backed Security	5.04%	11/5/2037	**	144
	Intercontinental Exchange Inc	Corporate Bond	4.00%	9/15/2027	**	1,632
	Jackson Natl Life Global Fdg	Corporate Bond	4.60%	10/1/2029	**	1,375
	Jackson Natl Life Global Fdg	Corporate Bond	4.70%	6/5/2028	**	1,093
	Jackson Natl Life Global Fdg	Corporate Bond	5.35%	1/13/2030	**	721
	Jackson Natl Life Global Fdg	Corporate Bond	5.55%	7/2/2027	**	426
	Japan Tobacco Inc	Corporate Bond	4.85%	5/15/2028	**	623
	Jersey Central Powr & Light Co	Corporate Bond	4.40%	1/15/2031	**	469
	JP Morgan Chase	Synthetic GIC	2.54%		**	1,690
	JP Morgan Chase & Co	Corporate Bond	2.95%	2/24/2028	**	1,696
	JP Morgan Chase & Co	Corporate Bond	4.25%	10/22/2031	**	744
	JP Morgan Chase & Co	Corporate Bond	4.85%	7/25/2028	**	1,448
	JP Morgan Chase & Co	Corporate Bond	5.57%	4/22/2028	**	910
	Life Financial Services Trust 2022 Tsfr1M	Mortgage Backed Security	5.05%	5/15/2039	**	1,215
	Lloyds Banking Group Plc	Corporate Bond	4.38%	3/22/2028	**	1,018
	Lloyds Banking Group Plc	Corporate Bond	4.82%	6/13/2029	**	1,453
	Mars Inc	Corporate Bond	4.60%	3/1/2028	**	994
	Mars Inc	Corporate Bond	4.80%	3/1/2030	**	329
	Massachusetts Mutual	Synthetic GIC	2.54%		**	930
	Mass Mutual Global Fdg Ii	Corporate Bond	4.85%	1/17/2029	**	1,668
	Mercedes-Benz Auto Lease Trust 2025-A	Mortgage Backed Security	4.61%	4/16/2029	**	817
	Mercedes-Benz Finance North America Llc	Corporate Bond	4.80%	8/1/2029	**	1,245

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value			(d) Cost	(e) Current Value
	Met Tower Global Funding	Corporate Bond	4.00%	10/1/2027	**	445
	Meta Platforms Inc	Corporate Bond	4.20%	11/15/2030	**	520
	Metropolitan Life Inc Co	Synthetic GIC	2.54%		**	911
	Morgan Stanley	Corporate Bond	4.99%	4/12/2029	**	800
	Morgan Stanley	Corporate Bond	5.04%	7/19/2030	**	1,362
	Morgan Stanley	Corporate Bond	5.23%	1/15/2031	**	945
	Morgan Stanley Bk Na Salt Lake	Corporate Bond	5.02%	1/12/2029	**	725
	Morgan Stanley Private Bank Na	Corporate Bond	4.46%	11/19/2031	**	1,109
	National Bank Of Canada	Corporate Bond	4.50%	10/10/2029	**	921
	Nationwide Life Ins Co	Synthetic GIC	2.55%		**	1,277
	Nissan Auto Receivables 2023-B Owner Tr	Mortgage Backed Security	5.93%	3/15/2028	**	426
	Nissan Master Owner Tr Receivable	Mortgage Backed Security	5.05%	2/15/2029	**	459
	Ntt Finance Corp	Corporate Bond	4.57%	7/16/2027	**	206
	Ntt Finance Corp	Corporate Bond	4.62%	7/16/2028	**	207
	Nxp B V/Nxp Fdg Llc/Nxp Usa Inc	Corporate Bond	4.30%	8/19/2028	**	263
	Oneok Inc	Corporate Bond	4.25%	9/24/2027	**	126
	Oneok Inc	Corporate Bond	4.40%	10/15/2029	**	131
	Pacific Life Ins Co	Synthetic GIC	2.54%		**	749
	Parker-Hannifin Corp	Corporate Bond	4.25%	9/15/2027	**	724
	Paychex Inc	Corporate Bond	5.10%	4/15/2030	**	42
	Pinnacle West Capital Corp	Corporate Bond	4.90%	5/15/2028	**	201
	Pinnacle West Capital Corp	Corporate Bond	5.15%	5/15/2030	**	217
	Pnc Financial Services Grp Inc	Corporate Bond	5.35%	12/2/2028	**	968
	Porsche Finl Auto Securitization Tr 2023	Mortgage Backed Security	5.79%	1/22/2029	**	245
	Prudential Ins Co America	Synthetic GIC	2.54%		**	1,483
	Public Svc Enterprise Grp Inc	Corporate Bond	4.90%	3/15/2030	**	352
	Rga Global Funding	Corporate Bond	4.35%	8/25/2028	**	1,162
	Rga Global Funding	Corporate Bond	5.45%	5/24/2029	**	776
	Rogers Communications Inc	Corporate Bond	3.20%	3/15/2027	**	477
	Roper Technologies Inc	Corporate Bond	4.50%	10/15/2029	**	435
	Sammons Financial Group Global Funding	Corporate Bond	5.05%	1/10/2028	**	946
	Sammons Financial Group Global Funding	Corporate Bond	5.10%	12/10/2029	**	876
	Santander Hldgs Usa Inc	Corporate Bond	2.49%	1/6/2028	**	558
	Santander Hldgs Usa Inc	Corporate Bond	6.12%	5/31/2027	**	421
	Sfs Auto Receivables Securitization Tr 2024-1	Mortgage Backed Security	4.95%	5/21/2029	**	343
	Sfs Auto Receivables Securitization Tr 2024-2	Mortgage Backed Security	5.33%	11/20/2029	**	126
	Simon Property Group Lp	Corporate Bond	4.38%	10/1/2030	**	1,177
	Societe Generale France	Corporate Bond	2.80%	1/19/2028	**	1,895
	Societe Generale France	Corporate Bond	5.25%	5/22/2029	**	1,026
	Southern Power Co	Corporate Bond	4.25%	10/1/2030	**	353
	Sreit Tr 2021-Mfp Tsfr1M	Mortgage Backed Security	4.60%	11/15/2038	**	675
	State St Bk & Tr Co Boston	Synthetic GIC	2.54%		**	426
	State Street Corp	Corporate Bond	4.53%	2/20/2029	**	739
	Targa Res Corp	Corporate Bond	4.35%	1/15/2029	**	93
	Taubman Centers Commercial Mortgage Trust 24-Dpm A	Mortgage Backed Security	4.99%	12/15/2039	**	399
	Tesla 2024-A A3	Mortgage Backed Security	5.30%	6/21/2027	**	303

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value			(d) Cost	(e) Current Value
	Tesla Elec Veh Tr 2023-1	Mortgage Backed Security	5.38%	6/20/2028	**	580
	T-Mobile Us Trust 2025-2	Mortgage Backed Security	4.34%	4/22/2030	**	930
	Toronto Dominion Bank	Corporate Bond	4.78%	12/17/2029	**	1,080
	Transamerica Premier Life	Synthetic GIC	2.54%		**	1,346
	Truist Financial Corp	Corporate Bond	5.07%	5/20/2031	**	1,023
	Uber Technologies Inc	Corporate Bond	4.15%	1/15/2031	**	181
	Usaa Auto Owner Trust 2023-A	Mortgage Backed Security	5.58%	5/15/2028	**	257
	Usb Auto Owner Trust 2025-1	Mortgage Backed Security	4.49%	6/17/2030	**	298
	UST Notes	Government Bond	3.63%	8/31/2027	**	4,461
	UST Notes	Government Bond	3.63%	8/31/2029	**	7,666
	UST Notes	Government Bond	3.63%	8/31/2030	**	10,970
	UST Notes	Government Bond	3.63%	10/31/2030	**	10,126
	UST Notes	Government Bond	3.63%	12/31/2030	**	4,962
	UST Notes	Government Bond	3.75%	12/31/2028	**	59,018
	UST Notes	Government Bond	4.00%	1/31/2029	**	25,364
	UST Notes	Government Bond	4.00%	5/31/2030	**	14,116
	UST Notes	Government Bond	4.13%	7/31/2028	**	11,770
	UST Notes	Government Bond	4.13%	10/31/2029	**	11,408
	UST Notes	Government Bond	4.25%	1/31/2030	**	22,691
	Volkswagen Auto Loan Enhanced Trust 2023-2	Mortgage Backed Security	5.48%	12/20/2028	**	844
	Volkswagen Group Amer Fin Llc	Corporate Bond	4.35%	6/8/2027	**	703
	Volvo Financial Equipment Llc Series 2024-1	Mortgage Backed Security	4.29%	10/16/2028	**	98
	Wells Fargo & Co New	Corporate Bond	3.53%	3/24/2028	**	954
	Wells Fargo & Co New	Corporate Bond	4.81%	7/25/2028	**	1,445
	Wells Fargo & Co New	Corporate Bond	4.97%	4/23/2029	**	1,080
	Wells Fargo & Co New	Corporate Bond	5.24%	1/24/2031	**	677
	Wells Fargo Card Issuance Trust	Mortgage Backed Security	4.34%	5/15/2030	**	1,147
	Western-Southern Global Funding	Corporate Bond	4.90%	5/1/2030	**	132
	Wheels Fleet Lease Funding 1 Llc 25-3A A1	Mortgage Backed Security	4.08%	9/18/2040	**	673
	Williams Cos Inc	Corporate Bond	4.63%	6/30/2030	**	234
	Williams Cos Inc	Corporate Bond	4.80%	11/15/2029	**	658
	World Omni Auto Receivables Tr 2023-D	Mortgage Backed Security	5.79%	2/15/2029	**	675
	World Omni Auto Receivables Tr 2024-A	Mortgage Backed Security	4.86%	3/15/2029	**	1,325
	World Omni Auto Receivables Tr 2024-B	Mortgage Backed Security	5.27%	9/17/2029	**	591
	World Omni Auto Receivables Trust 2023-C	Mortgage Backed Security	5.15%	11/15/2028	**	88
	Subtotal – Managed Income Funds					365,774
	Self-Directed Brokerage Account				**	189,523
	Total Investment Assets					3,525,342
*	Participant Loans	Interest rates ranging 4.25% to 9.50% with the maturity dates through January 2031	4.25%	1/1/2031		50,066
			9.50%

* Represents a party-in-interest to the Plan.
** Historical cost is omitted because the investment is participant-directed.